SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure With Respect To Cash Flows 1	1,000,000
Supplemental Disclosure With Respect To Cash Flows 2	1,000,000
Supplemental Disclosure With Respect To Cash Flows 3	$ 27,942